STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF FINANCIAL CONDITION
Investment in Portfolio Funds, Cost (in dollars)	$ 189,276,756	$ 310,987,490
Units outstanding	185,070,253	287,991,182